                               ERNST WORLD FUNDS
                                ERNST ASIA FUND
                          ERNST GLOBAL RESOURCES FUND

                         SUPPLEMENT DATED JUNE 17, 1997
                      TO THE PROSPECTUS DATED JUNE 6, 1996

    1. The following Fee Table and related footnotes supersede and replace the Fee Table and related footnotes contained on Page 3 of the attached Prospectus. The Fee Table has been restated to reflect the current fees for each of the Funds.
                                   FEE TABLE

                                                                                            GLOBAL
                                                                                  ASIA     RESOURCES
                                                                                  FUND       FUND
                                                                                  ----     ---------
    Shareholder Transaction Expenses
      Maximum Sales Load Imposed on Purchases (as a percentage of offering
        price)..................................................................  4.25%       4.25%
      Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
        offering price).........................................................     0%          0%
      Deferred Sales Load (as a percentage of original purchase price or
        redemption proceeds, as applicable).....................................     0%          0%
      Redemption Fees (as a percentage of amount redeemed, if applicable)(1)....     0%          0%
      Exchange Fee..............................................................  $  0        $  0
    ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)
      Management Fees...........................................................  1.00%       1.00%
      12b-1 Fees(2).............................................................  0.25%       0.25%
      Other Expenses After Fee Waivers(3).......................................  0.75%       0.75%
                                                                                  ----        ----
             Total Fund Operating Expenses After Fee Waivers(4).................  2.00%       2.00%
                                                                                  ====        ====

EXAMPLE

    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                              ------     -------     -------     --------
    Asia Fund.............................................     $ 62       $ 103       $ 146        $265
    Global Resources Fund.................................     $ 62       $ 103       $ 146        $265

---------------
(1) The maximum wire redemption charge of $15.00 is deducted from the amount of a wire redemption payment made at the request of a shareholder.

(2) As a result of expenses payable in connection with the Funds' Distribution and Shareholder Service Plan, it is possible that long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers.

(3) The Adviser has voluntarily agreed to limit operating expenses for the current fiscal year and the Administrator has voluntarily agreed to waive a portion of its fee for the 3 month period ended August 31, 1997. "Other Expenses" for the fiscal year ended March 31, 1997 were 2.37% for the Asia Fund and 1.62% for the Global Resources Fund.

(4) "Total Fund Operating Expenses" for the fiscal year ended March 31, 1997 were 3.62% for the Asia Fund (3.38% after fee waivers) and 2.87% for the Global Resources Fund (2.61% after fee waivers).

     2. The following Financial Highlights are added to the Prospectus immediately following the section titled "Fee Table."

                              FINANCIAL HIGHLIGHTS

     The table below sets forth certain financial information with respect to the Ernst Asia Fund for the period from December 6, 1995 (commencement of operations) through March 31, 1996, and with respect to the Ernst Global Resources Fund for the period from December 11, 1995 (commencement of operations) through March 31, 1996. Financial highlights for each Fund have been derived from financial statements audited by Coopers & Lybrand L.L.P., independent certified public accountants, whose report thereon is incorporated by reference in the Statement of Additional Information.

                                                                                   ERNST GLOBAL
                                                            ERNST ASIA FUND       RESOURCES FUND
                                                           -----------------     -----------------
                                                           DECEMBER 6, 1995      DECEMBER 11, 1995
                                                                  TO                    TO
                                                           MARCH 31, 1996(a)     MARCH 31, 1996(a)
                                                           -----------------     -----------------
Net asset value, beginning of period.....................       $ 10.00               $ 10.00
                                                                -------               -------
Investment Activities:
  Net investment loss....................................         (0.08)                (0.02)
  Net realized and unrealized gains from investments and
     foreign currencies..................................          1.06                  0.69
                                                                -------               -------
          Total from Investment Activities...............          0.98                  0.67
                                                                =======               =======
Net Asset Value, End of Period...........................       $ 10.98               $ 10.67
                                                                =======               =======
Total Return (excludes sales charge).....................          9.80%(b)              6.70%(b)
                                                                =======               =======
Ratios/Supplementary Data:
  Net Assets at end of period (000)......................       $ 5,865               $10,457
  Ratio of expenses to average net assets*...............          3.53%(c)              3.54%(c)
  Ratio of net investment loss to average net assets*....         (2.49)%(c)            (1.11)%(c)
  Portfolio Turnover.....................................         45.83%                 0.00%
  Average Commission Rate Paid...........................       $0.0110(d)            $0.0128(d)

---------------
 * During the period, certain fees were voluntarily reduced and certain expenses were reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio of expenses to average net assets on an annualized basis would have been 5.41% for the Asia Fund and 5.51% for the Global Resources Fund.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

     3. The following is added to page 2 under the section titled "Prospectus Summary."

        Risks and Special
        Considerations............     Each of the Funds invest substantial
                                       amounts of its assets in securities of
                                       issuers located outside of the United
                                       States. The risks of such investments
                                       include, among others, currency
                                       fluctuations, possible price volatility
                                       and reduced liquidity, different
                                       financial, accounting and regulatory
                                       standards, possible withholding taxes and expropriation. (See "INVESTMENT
                                       TECHNIQUES -- Risk Factors and Special
                                       Considerations"). In addition, the Asia
                                       Fund invests primarily in securities of
                                       companies in Asia. Such securities may
                                       exhibit additional risks because some
                                       Asian countries are considered emerging
                                       markets and the Asian securities markets typically exhibit more volatility than
                                       U.S. markets. (See "INVESTMENT
                                       TECHNIQUES -- Risk Factors and Special
                                       Considerations -- Asian
                                       Economies and Securities Markets")

     4. On Page 14, under the heading "National Mutual Funds Management (Global), Ltd., Melbourne, Australia ("NMFM")," the following biographical information is added with respect to Mr. Paul Willis, who serves as one of the portfolio managers of the Global Resources Fund:

        Mr. Willis has been with NMFM since August 1995, and is responsible for all of NMFM's resources investments. From January 1992 to July 1995, Mr. Willis served with the ANZ Funds, Melbourne, Australia, where he specialized in portfolio management of Australian equity securities, including resources equities.

     5. On Page 20, under the heading "Sales Charge Waivers," the fourth paragraph is replaced and superseded with the following:

        (4) investors for whom an investment dealer or one of their affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity including for broker/dealer managed account programs and for whom purchases are made through such accounts or with proceeds from liquidations of such accounts;

     6. As of May 31, 1997, Ernst & Company owned a controlling interest (as that term is used under the Investment Company Act of 1940) in each of the Funds.

     7. The effective date of the attached Prospectus is deemed to be June 6, 1996.

     This supplement, which should be retained by shareholders, supersedes all previous supplements.

                               ERNST WORLD FUNDS
                       ERNST GLOBAL ASSET ALLOCATION FUND

                         SUPPLEMENT DATED JUNE 17, 1997
                     TO THE PROSPECTUS DATED MARCH 19, 1996

     1. The following Fee Table and related footnotes supersede and replace the Fee Table and related footnotes contained on Page 3 of the attached Prospectus. The Fee Table has been restated to reflect the current fees for the Fund.

                                   FEE TABLE

    Shareholder Transaction Expenses
      Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...................................................................  5.50%
      Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
         offering price)..........................................................     0%
      Deferred Sales Load (as a percentage of original purchase price or
         redemption proceeds, as applicable)......................................     0%
      Redemption Fees (as a percentage of amount redeemed, if applicable)(1)......     0%
      Exchange Fee................................................................  $  0
    ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)
      Management Fees.............................................................  1.10%
      12b-1 Fees(2)...............................................................  0.25%
      Other Expenses After Fee Waivers(3).........................................  0.65%
                                                                                    ----
              Total Fund Operating Expenses After Fee Waivers(4)..................  2.00%
                                                                                    ====

EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

1 YEAR     3 YEARS     5 YEARS     10 YEARS
------     -------     -------     --------
 $ 74       $ 114       $ 157        $275

---------------
(1) The maximum wire redemption charge of $15.00 is deducted from the amount of a wire redemption payment made at the request of a shareholder.

(2) As a result of expenses payable in connection with the Fund's Distribution and Shareholder Service Plan, it is possible that long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers.

(3) The Adviser has voluntarily agreed to limit operating expenses for the current fiscal year and the Administrator has voluntarily agreed to waive a portion of its fee for the 3 month period ended August 31, 1997. "Other Expenses" for the fiscal year ended March 31, 1997 were 3.64%.

(4) "Total Fund Operating Expenses" for the fiscal year ended March 31, 1997 were 4.99%.

     2. The following Financial Highlights are added to the Prospectus immediately following the section titled "Fee Table."

                              FINANCIAL HIGHLIGHTS

     The table below sets forth certain financial information (which is unaudited) with respect to the Fund for the period from July 2, 1996 (commencement of operations) through September 30, 1996.

                                                                               JULY 2, 1996 TO
                                                                            SEPTEMBER 30, 1996(a)
                                                                            ---------------------
Net asset value, beginning of period....................................           $ 10.00
                                                                                    ------
Investment Activities:
  Net investment loss...................................................             (0.01)
  Net realized and unrealized gains from investments and foreign
     currencies.........................................................              0.15
                                                                                    ------
          Total from Investment Activities..............................              0.14
                                                                                    ======
Net Asset Value, End of Period..........................................           $ 10.14
                                                                                    ======
Total Return (excludes sales charge)....................................              1.40%(b)
                                                                                    ======
Ratios/Supplementary Data:
  Net Assets at end of period (000).....................................           $ 5,157
  Ratio of expenses to average net assets*..............................              2.58%(c)
  Ratio of net investment loss to average net assets*...................             (0.17)%(c)
  Portfolio Turnover....................................................              0.00%

---------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio of expenses to average net assets would have been 3.26% on an annualized basis, and the ratio of net investment loss to average net assets would have been (0.85%) on an annualized basis.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

     3. As of May 31, 1997, Ernst & Company owned a controlling interest (as that term is used under the Investment Company Act of 1940) in the Fund.

     4. On Page 16, under the heading "Sales Charge Waivers," the fourth paragraph is replaced and superseded with the following:

          (4) investors for whom an investment dealer or one of their affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity including for broker/dealer managed account programs and for whom purchases are made through such accounts or with proceeds from liquidations of such accounts;

     This supplement, which should be retained by shareholders, supersedes all previous supplements.